Securities at fair value through other comprehensive income and securities at amortized cost - Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 57,409,433	₩ 58,573,094
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	6,397,486	(1,163,661)
Ending balance	63,806,919	57,409,433
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	57,142,298	58,334,000
Transfer (from)to 12-month expected credit loss	51,055	30,233
Transfer (from)to life time expected credit loss	(35,665)	(83,132)
Net increase and decrease	6,496,445	(1,138,803)
Ending balance	63,654,133	57,142,298
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	267,135	239,094
Transfer (from)to 12-month expected credit loss	(51,055)	(30,233)
Transfer (from)to life time expected credit loss	35,665	83,132
Net increase and decrease	(98,959)	(24,858)
Ending balance	152,786	267,135
Debt securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	47,293,109	45,591,835
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	2,653,914	1,701,274
Ending balance	49,947,023	47,293,109
Debt securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	47,293,109	45,568,563
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	(35,505)	0
Net increase and decrease	2,653,129	1,724,546
Ending balance	49,910,733	47,293,109
Debt securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	0	23,272
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	35,505	0
Net increase and decrease	785	(23,272)
Ending balance	₩ 36,290	₩ 0